Fair Value Measurements - Additional Information (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares shares
Common stock warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares underlying warrants | shares	40,000
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of debt | $	$ 608
Significant unobservable inputs (Level 3) | Warrants on Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility rate	75.00%
Risk free interest rate	1.60%
Strike price (usd per share)	$ 8.40
Fair value of common stock (usd per share)	$ 0.57
Expected life	3 years 3 months 18 days
Significant unobservable inputs (Level 3) | Equity Unit Purchase Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Strike price (usd per share)	$ 7.48
Fair value of common stock (usd per share)	0.57
Significant unobservable inputs (Level 3) | Equity Unit Purchase Option | Class A Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Strike price (usd per share)	5.23
Significant unobservable inputs (Level 3) | Equity Unit Purchase Option | Class B Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Strike price (usd per share)	$ 4.49
Significant unobservable inputs (Level 3) | Minimum | Equity Unit Purchase Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility rate	65.00%
Risk free interest rate	0.74%
Significant unobservable inputs (Level 3) | Maximum | Equity Unit Purchase Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility rate	75.00%
Risk free interest rate	1.63%